Investment Risks	Jan. 05, 2026
Jacob Internet Fund | Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Common Stock Risk: Common stock represents an ownership interest in a company. Holders of common stock are generally subject to greater risk than holders of preferred stocks and debt securities because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors. Furthermore, common stock risk are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change.
Jacob Internet Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Market Risk: The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events such as war, terrorism, natural disaster, epidemics and pandemics, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest, and other factors could lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
Jacob Internet Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk: U.S. and international markets have experienced significant volatility in recent years and may continue to experience significant periods of volatility due to a number of economic, political, and global macro factors including uncertainty regarding inflation and central banks’ interest rate policies, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and armed conflict between Israel and Hamas in the Middle East. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Jacob Internet Fund | Internet And Internet-Related Industries Risk Member
Prospectus [Line Items]
Risk [Text Block]	Internet and Internet-Related Industries Risk: The Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.
Jacob Internet Fund | Smaller Capitalized Or Unseasoned Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Capitalized or Unseasoned Company Risk: The Adviser believes that smaller capitalized or unseasoned companies generally have greater earnings and sales growth potential than larger capitalized companies. However, investments in smaller capitalized or unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
Jacob Internet Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk: The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Jacob Internet Fund | Foreign And Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign and Emerging Market Risk: The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in legal, auditing and financial reporting standards, including recordkeeping standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. These risks are typically greater in emerging markets countries.
Jacob Internet Fund | Fixed Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Risk: Yields and principal values of fixed income securities (bonds) will fluctuate. Generally, values of fixed income securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, to the extent the Fund holds fixed income investments, the value of the Fund may go down.
Jacob Internet Fund | Geographic Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Focus Risk: If the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.
Jacob Internet Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
Jacob Internet Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in a mutual fund has inherent risks, which could cause you to lose money.
Jacob Small Cap Growth Fund | Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Common Stock Risk: Common stock represents an ownership interest in a company. Holders of common stock are generally subject to greater risk than holders of preferred stocks and debt securities because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors. Furthermore, common stock risk are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change.
Jacob Small Cap Growth Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events such as war, terrorism, natural disaster, epidemics and pandemics, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest, and other factors could lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
Jacob Small Cap Growth Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk: U.S. and international markets have experienced significant volatility in recent years and may continue to experience significant periods of volatility due to a number of economic, political, and global macro factors including uncertainty regarding inflation and central banks’ interest rate policies, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and armed conflict between Israel and Hamas in the Middle East. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Jacob Small Cap Growth Fund | Smaller Capitalized Or Unseasoned Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Capitalized or Unseasoned Company Risk: The Adviser believes that smaller capitalized or unseasoned companies generally have greater earnings and sales growth potential than larger capitalized companies. However, investments in smaller capitalized or unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
Jacob Small Cap Growth Fund | Foreign And Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign and Emerging Market Risk: The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in legal, auditing and financial reporting standards, including recordkeeping standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. These risks are typically greater in emerging markets countries.
Jacob Small Cap Growth Fund | Geographic Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Focus Risk: If the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.
Jacob Small Cap Growth Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
Jacob Small Cap Growth Fund | Growth Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Companies Risk: Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.
Jacob Small Cap Growth Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
◦Healthcare Sector Risk: To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.

Jacob Small Cap Growth Fund | Sector Risk, Healthcare Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Healthcare Sector Risk: To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.
Jacob Small Cap Growth Fund | Science And Technology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Science and Technology Risk: The Fund’s investments in science and technology companies expose the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
Jacob Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in a mutual fund has inherent risks, which could cause you to lose money.
Jacob Discovery Fund | Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Common Stock Risk: Common stock represents an ownership interest in a company. Holders of common stock are generally subject to greater risk than holders of preferred stocks and debt securities because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors. Furthermore, common stock risk are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change.
Jacob Discovery Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events such as war, terrorism, natural disaster, epidemics and pandemics, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest, and other factors could lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
Jacob Discovery Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk: U.S. and international markets have experienced significant volatility in recent years and may continue to experience significant periods of volatility due to a number of economic, political, and global macro factors including uncertainty regarding inflation and central banks’ interest rate policies, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and armed conflict between Israel and Hamas in the Middle East. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Jacob Discovery Fund | Foreign And Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign and Emerging Market Risk: The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in legal, auditing and financial reporting standards, including recordkeeping standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. These risks are typically greater in emerging markets countries.
Jacob Discovery Fund | Geographic Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Focus Risk: If the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.

Jacob Discovery Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
Jacob Discovery Fund | Growth Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Companies Risk: Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.
Jacob Discovery Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
◦Healthcare Sector Risk: To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.

Jacob Discovery Fund | Sector Risk, Healthcare Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Healthcare Sector Risk: To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.
Jacob Discovery Fund | Science And Technology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Science and Technology Risk: The Fund’s investments in science and technology companies expose the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
Jacob Discovery Fund | Micro-Capitalized Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Micro-Capitalized Company Risk: Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
Jacob Discovery Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in a mutual fund has inherent risks, which could cause you to lose money.